Other (expenses) income, net (Tables)	12 Months Ended
Mar. 31, 2019
Other Income and Expenses [Abstract]
Schedule of Other (expenses) income, net

	Year ended March 31,
	2017	2018	2019
Loss on disposal of property, plant and equipment, net	$(162)	$(61)	$(22)
Exchange loss, net	(361)	(56)	(82)
(Provision for) reversal of doubtful accounts, net	(371)	674	(403)
Others	198	337	229
Other (expenses) income, net	$(696)	$894	$(278)